REGULATORY FRAMEWORK (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2012
REGULATORY FRAMEWORK
Tax credit	$ 0
Deposit payable, as required by the CNC		$ 208
Contingency provision	25,156
Contingency provision interest	$ 10,513
License agreement for STMC and PCS, installation and provision of Internet and Data | Nucleo
REGULATORY FRAMEWORK
Renewable term of license	5 years